Income Taxes (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Individual components of deferred tax asset
Net operating loss carryforwards	$ 4,107,084	$ 3,075,986
Stock based compensation	3,848,988	3,600,874
Depreciation and amortization	289,345	289,345
Tax credit carryforward	107,854	820
Total	8,353,271	6,967,025
Less valuation allowance	(8,353,271)	(6,967,025)
Net deferred tax assets